Subsequent Events (Details) (USD $)	1 Months Ended			3 Months Ended	4 Months Ended		12 Months Ended		1 Months Ended
	Feb. 25, 2012	Feb. 27, 2012	Feb. 29, 2012	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Subsequent Event [Member] Scenario, Forecast [Member]	Sep. 30, 2013 Subsequent Event [Member] Minimum [Member] Scenario, Forecast [Member]	Sep. 30, 2013 Subsequent Event [Member] Maximum [Member] Scenario, Forecast [Member]
Subsequent Event [Line Items]
Discount convertible debentures										$ 1,500,000	$ 2,240,000
Term of debentures	2 years	2 years	2 years						18 months
Proceeds from convertible debentures				947,000		1,059,000	1,706,000	255,000	2,000,000
Interest rate	0.19%	0.19%	0.19%						8.00%
Debt conversion, price per share	$ 1.00	$ 1.00	$ 1.00						$ 0.3325
Proceeds to be received from other investors									$ 500,000
Warrant term									5 years
Warrant coverage of debentures									100.00%
Percentage of the note balance due on November 1, 2014									25.00%
Percentage of the note balance due on January 1, 2015									25.00%
Percentage of the note balance due on April 1, 2015									50.00%